Earnings (loss) per share - Reconciliation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 27, 2024
Earnings per share [abstract]
Net (loss) earnings used for basic (loss) earnings per share	$ (6,862,073)	$ 2,705,578
Less: Dilutive impact related to convertible debentures	0	9,293,633
Net earnings (loss) used for diluted loss per share	$ (6,862,073)	$ (6,588,055)
Basic weighted-average outstanding ordinary shares (in shares)	86,182,955	79,160,672
Convertible debentures (in shares)	0	6,388,321
Diluted weighted-average outstanding ordinary shares (in shares)	86,182,955	85,548,993
Basic (in dollars per share)	$ (0.08)	$ 0.03
Diluted (in dollars per share)	$ (0.08)	$ (0.08)
Convertible debentures (in shares)	6,250,000	0
Stock options (in shares)	2,681,925	0
Restricted stock units (in shares)	1,166,667	1,666,667
Earnout units (in shares)	26,797,052	26,797,052
Warrant units (in shares)	21,802,814	14,391,050
Total (in shares)	58,698,458	42,854,769
Exercise price of issued shares (in dollars per share)			$ 8.00